ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Business Overview

SBC Medical Group Holdings Incorporated (“SBC Holding”) was originally incorporated under the laws of the state of Delaware on March 11, 2022 as a special purpose acquisition corporation under the name Pono Two Capital, Inc. (“Pono”) for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

SBC Medical Group, Inc. (formerly known as SBC Medical Group Holdings Incorporated, “SBC USA”, “Legacy SBC”), through its consolidated subsidiaries and variable interest entity (“VIE”), is principally engaged in medical industry to provide comprehensive management services to the medical corporations and their clinics, including but not limited to licensure of the use of the trademark and brand name of “Shonan Beauty Clinic”, sales of medical equipment, medical consumables procurement services, and management of customer’s loyalty program, etc.

Reverse Recapitalization

On September 17, 2024, Pono consummated the merger transaction pursuant to the agreement by and among Pono, Pono Two Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of Pono, and SBC USA (the “Merger Agreement”), whereby Merger Sub merged with and into SBC USA, the separate corporation existence of Merger Sub ceased and SBC USA survived the merger as a wholly owned subsidiary of Pono (“Pono Merger”). In connection with the consummation of Pono Merger, Pono changed its name to “SBC Medical Group Holdings Incorporated” and SBC USA changed its name to “SBC Medical Group, Inc.” and, among other transactions contemplated by the Merger Agreement, the existing equity holders of SBC USA exchanged their equity interests of SBC USA for equity interests of Pono.

On September 17, 2024, the Company received net cash of $11,707,417 from Pono Merger. The Company also assumed $416,799 in prepaid expenses and other current assets, $1,108 in accounts payable, $14,431 in income tax payable, $2,700,000 in convertible note payable, which was subsequently converted to 270,000 shares upon the consummation of Pono Merger, $1,000,789 in accrued liabilities and other current liabilities, common stock of $508 and additional paid-in capital of $8,407,380.

The total funds from Pono Merger of $11,707,417 were available to repay certain indebtedness, transaction costs and for general corporate purposes, which primarily consisted of investment banking, legal, accounting, and other professional fees as follows:

Cash—Pono working capital cash	$766,735
Cash—Pono trust	16,731,409
Less: transaction costs and advisory fees	5,790,727
Net proceeds from Pono Merger	$11,707,417

Pono Merger was accounted for as a reverse recapitalization under the accounting principles generally accepted in the United States of America (“U.S. GAAP”). SBC USA was determined to be the accounting acquirer and Pono was treated as the acquired company for financial reporting purposes. Accordingly, the financial statements of the combined company represent a continuation of the financial statements of SBC USA.

Unless the context indicates otherwise, any references herein to the “Company”, “we”, “us” and “our” refer to 1) SBC USA and its consolidated subsidiaries and VIE, prior to the consummation of Pono Merger, and to 2) SBC Holding and its consolidated subsidiaries and VIE, following Pono Merger; and reference herein to “Pono” refers to SBC Holding prior to the consummation of Pono Merger.

Reorganization

In June 2020 and April 2022, SBC Inc., a company incorporated in Japan in June 2007, and Advice Innovation Co., Ltd., a company incorporated in Japan in December 2018, were merged with and into SBC Medical Group Co., Ltd. (“SBC Japan”), respectively, with SBC Japan being the surviving entity in such mergers. SBC Japan is a company incorporated in Japan in September 2017 and previously known as Aikawa Medical Management Co., Ltd.

In April 2023, SBC Japan acquired 100% equity interest of L’Ange Cosmetique Co., Ltd. (“L’Ange Sub”), a company incorporated in Japan in June 2003, and Shobikai Co., Ltd. (“Shobikai Sub”), a company incorporated in Japan in June 2014, through share exchange. As a result, L’Ange Sub and Shobikai Sub become wholly owned subsidiaries of SBC Japan.

In August 2023, SBC Japan and L’Ange Sub disposed of their entire equity interest in Ai Inc. and Lange Inc., respectively, both incorporated in the Federated States of Micronesia in January 2022, for cash. As a result, Ai Inc. and Lange Inc. cease to be subsidiaries of the Company, with the related investment in capital being treated as a deemed distribution and the disposal proceeds treated as a deemed contribution.

In September 2023, SBC USA acquired 100% equity interest of SBC Japan through share exchange with one share of its common stock. As a result, SBC Japan becomes a wholly owned subsidiary of SBC USA.

The above reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled these entities before and after the reorganization. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the transactions had become effective as of the beginning of the earliest period presented in the accompanying consolidated financial statements.

Corporate Structure

As of March 31, 2025, the Company’s major subsidiaries and VIE are as follows:

Name	Place of Incorporation	Date of Incorporation or Acquisition	Percentage of Ownership	Principal Activities
SBC Medical Group, Inc.	United States	January 20, 2023	100%	Investment holding
SBC Medical Group Co., Ltd.*	Japan	June 18, 2003	100%	Franchising, procurement, management and rental services for the medical corporations

SBC MEDICAL GROUP HOLDINGS INCORPORATED
NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS (cont.)

Name	Place of Incorporation	Date of Incorporation or Acquisition	Percentage of Ownership	Principal Activities
Liesta Co., Ltd.	Japan	December 15, 2020	100%	Real estate brokerage services
SBC Sealane Co., Ltd.	Japan	June 7, 2022	100%	Construction services
SBC Marketing Co., Ltd.	Japan	June 30, 2022	100%	Marketing services
Medical Payment Co., Ltd.	Japan	June 30, 2022	75%	Loan services
SBC Medical Consulting Co., Ltd.	Japan	August 2, 2022	100%	Human resource services
Shoubikai Medical Vietnam Co., Ltd.	Vietnam	August 29, 2013	100%	Cosmetic clinic
SBC Healthcare Inc.	United States	December 16, 2019	100%	Management services for cosmetic clinic in the United States
SBC Irvine, LLC	United States	December 27, 2018	100%	Management services for cosmetic clinic in the United States
Aesthetic Healthcare Holdings Pte. Ltd.	Singapore	November 20, 2024	100%	Investment holding
Wen & Weng Family Clinic Pte. Ltd.**	Singapore	November 20, 2024	100%	General outpatient medical services
Wen & Weng Medical Group Pte. Ltd.**	Singapore	November 20, 2024	100%	Healthcare-related businesses
Rochor Clinic Pte. Ltd.**	Singapore	November 20, 2024	100%	General outpatient medical services
Dermasolutions Pte. Ltd.**	Singapore	November 20, 2024	100%	Cosmetic and dermatological treatments and products
Dermasolutions Services Pte. Ltd.**	Singapore	November 20, 2024	100%	Cosmetic services and products
SBC MEDICAL APAC PTE. LTD.	Singapore	March 26, 2025	100%	Asia-Pacific regional headquarters
Aikawa Medical Management, Inc.	United States	May 10, 2017	VIE	Management services for cosmetic clinic in the United States

*	In January 2025, the Company effected a merger in which SBC Japan and Shobikai Sub merged with and into L’Ange Sub. As a result, the separate corporate existence of SBC Japan and Shobikai Sub ceased, with L’Ange Sub continuing as the surviving company. Following the merger, L’Ange Sub changed its name to SBC Medical Group Co., Ltd., which is herein referred to as “SBC Japan.”

**	Subsidiaries of Aesthetic Healthcare Holdings Pte. Ltd. (“AHH”)

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Business Overview

SBC Medical Group Holdings Incorporated (“SBC Holding”) was originally incorporated under the laws of the state of Delaware on March 11, 2022 as a special purpose acquisition corporation under the name Pono Two Capital, Inc. (“Pono”) for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

SBC Medical Group, Inc. (formerly known as SBC Medical Group Holdings Incorporated, “SBC USA”, “Legacy SBC”), through its consolidated subsidiaries and variable interest entity (“VIE”), is principally engaged in medical industry to provide comprehensive management services to the medical corporations and their clinics, including but not limited to licensure of the use of the trademark and brand name of “Shonan Beauty Clinic”, sales of medical equipment, medical consumables procurement services, and management of customer’s loyalty program, etc.

Reverse Recapitalization

On September 17, 2024, Pono consummated the merger transaction pursuant to the agreement by and among Pono, Pono Two Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of Pono, and SBC USA (the “Merger Agreement”), whereby Merger Sub merged with and into SBC USA, the separate corporation existence of Merger Sub ceased and SBC USA survived the merger as a wholly owned subsidiary of Pono (“Pono Merger”). In connection with the consummation of Pono Merger, Pono changed its name to “SBC Medical Group Holdings Incorporated” and SBC USA changed its name to “SBC Medical Group, Inc.” and, among other transactions contemplated by the Merger Agreement, the existing equity holders of SBC USA exchanged their equity interests of SBC USA for equity interests of Pono.

On September 17, 2024, the Company received net cash of $11,707,417 from Pono Merger. The Company also assumed $416,799 in prepaid expenses and other current assets, $1,108 in accounts payable, $14,431 in income tax payable, $2,700,000 in convertible note payable, which was subsequently converted to 270,000 shares upon the consummation of Pono Merger, $1,000,789 in accrued liabilities and other current liabilities, common stock of $508 and additional paid-in capital of $8,407,380.

The total funds from Pono Merger of $11,707,417 were available to repay certain indebtedness, transaction costs and for general corporate purposes, which primarily consisted of investment banking, legal, accounting, and other professional fees as follows:

Cash—Pono working capital cash	$766,735
Cash—Pono trust	16,731,409
Less: transaction costs and advisory fees	5,790,727
Net proceeds from Pono Merger	$11,707,417

Pono Merger was accounted for as a reverse recapitalization under the accounting principles generally accepted in the United States of America (“U.S. GAAP”). SBC USA was determined to be the accounting acquirer and Pono was treated as the acquired company for financial reporting purposes. Accordingly, the financial statements of the combined company represent a continuation of the financial statements of SBC USA.

Unless the context indicates otherwise, any references herein to the “Company”, “we”, “us” and “our” refer to 1) SBC USA and its consolidated subsidiaries and VIE prior to the consummation of Pono Merger and to 2) SBC Holding and its consolidated subsidiaries and VIE following Pono Merger; and reference herein to “Pono” refers to SBC Holding prior to the consummation of Pono Merger.

Reorganization

In June 2020 and April 2022, SBC Inc., a company incorporated in Japan in June 2007, and Advice Innovation Co., Ltd., a company incorporated in Japan in December 2018, were merged with and into SBC Medical Group Co., Ltd. (“SBC Japan”), respectively, with SBC Japan being the surviving entity in such mergers. SBC Japan is a company incorporated in Japan in September 2017 and previously known as Aikawa Medical Management Co., Ltd.

In April 2023, SBC Japan acquired 100% equity interest of L’Ange Cosmetique Co., Ltd. (“L’Ange Sub”), a company incorporated in Japan in June 2003, and Shobikai Co., Ltd. (“Shobikai Sub”), a company incorporated in Japan in June 2014, through share exchange. As a result, L’Ange Sub and Shobikai Sub become wholly owned subsidiaries of SBC Japan.

In August 2023, SBC Japan and L’Ange Sub disposed of their entire equity interest in Ai Inc. and Lange Inc., respectively, both incorporated in the Federated States of Micronesia in January 2022, for cash. As a result, Ai Inc. and Lange Inc. cease to be subsidiaries of the Company, with the related investment in capital being treated as a deemed distribution and the disposal proceeds treated as a deemed contribution.

In September 2023, SBC USA acquired 100% equity interest of SBC Japan through share exchange with one share of its common stock. As a result, SBC Japan becomes a wholly owned subsidiary of SBC USA.

The above reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controlled these entities before and after the reorganization. The consolidation of the Company has been accounted for at historical cost and prepared on the basis as if the transactions had become effective as of the beginning of the earliest period presented in the accompanying consolidated financial statements.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS (cont.)

Corporate Structure

As of December 31, 2024, the Company’s major subsidiaries and VIE are as follows:

Name	Place of Incorporation	Date of Incorporation or Acquisition	Percentage of™ Ownership	Principal Activities
SBC Medical Group, Inc.	United States	January 20, 2023	100%	Investment holding
SBC Medical Group Co., Ltd.	Japan	September 29, 2017	100%	Franchising, procurement and management services for the medical corporations
L’Ange Cosmetique Co., Ltd.	Japan	June 18, 2003	100%	Management and rental services for the medical corporations
Shobikai Co., Ltd.	Japan	June 4, 2014	100%	Procurement, management and rental services for the medical corporations
Liesta Co., Ltd.	Japan	December 15, 2020	100%	Real estate brokerage services
SBC Sealane Co., Ltd.	Japan	June 7, 2022	100%	Construction services
SBC Marketing Co., Ltd.	Japan	June 30, 2022	100%	Marketing services
Medical Payment Co., Ltd.	Japan	June 30, 2022	75%	Loan services
SBC Medical Consulting Co., Ltd.	Japan	August 2, 2022	100%	Human resource services
Shoubikai Medical Vietnam Co., Ltd.	Vietnam	August 29, 2013	100%	Cosmetic clinic
SBC Healthcare Inc.	United States	December 16, 2019	100%	Management services for cosmetic clinic in the United States
SBC Irvine, LLC *	United States	December 27, 2018	100%	Management services for cosmetic clinic in the United States
Aesthetic Healthcare Holdings Pte. Ltd.	Singapore	November 20, 2024	100%	Investment holding
Wen & Weng Family Clinic Pte. Ltd.**	Singapore	November 20, 2024	100%	General outpatient medical services
Wen & Weng Medical Group Pte. Ltd.**	Singapore	November 20, 2024	100%	Healthcare-related businesses
Rochor Clinic Pte. Ltd.**	Singapore	November 20, 2024	100%	General outpatient medical services
Dermasolutions Pte. Ltd.**	Singapore	November 20, 2024	100%	Cosmetic and dermatological treatments and products
Dermasolutions Services Pte. Ltd.**	Singapore	November 20, 2024	100%	Cosmetic services and products
Aikawa Medical Management, Inc.	United States	May 10, 2017	VIE	Management services for cosmetic clinic in the United States

*	A subsidiary of SBC Healthcare Inc.

**	Subsidiaries of Aesthetic Healthcare Holdings Pte. Ltd. (“AHH”)